Securities (Securities Classified By Maturity Date) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Available For Sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 5,011	$ 5,001
Due from one to five years, Amortized Cost	3,506	2,985
Amortized Cost	8,579	8,139
Due in one year or less, Fair Value	5,033	5,000
Due from one to five years, Fair Value	3,603	3,017
Available-for-sale Securities Total, Fair Value	8,701	8,174
Mortgage-Backed Securities - Residential [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	62	126
Available-for-sale Securities Total, Fair Value	$ 65	130
Collateralized Mortgage Obligations [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost		27
Available-for-sale Securities Total, Fair Value		$ 27